Financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,406,282	$ 7,024,054	$ 5,242,789
Adjustments to reconcile net income to cash used in operating activities:
Net cash used in operating activities	(1,987,028)	(3,132,666)	(4,472,780)
CHANGES IN CASH	(143,723)	68,238	(935,098)
CASH, BEGINNING OF THE YEAR	268,102	199,864	1,134,962
CASH, END OF THE YEAR	128,379	268,102	199,864
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	1,453,191	7,417,705	5,782,018
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(1,453,191)	(7,417,705)	(5,782,018)
Net cash used in operating activities
CHANGES IN CASH
CASH, BEGINNING OF THE YEAR
CASH, END OF THE YEAR